Lease - Summary of Amounts Recognized in Consolidated Statements of Profit or Loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Interest expense relating to lease liabilities (included in finance cost)	₩ 111	₩ 186
Expense relating to short-term leases	117	123
Expense relating to leases of low-value assets excluding short-term leases	₩ 21	₩ 9